1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Accounting Policies [Abstract]
Inventories

Inventories are stated at the lower of cost (first-in, first-out) or market and consist of the following:

	December 31, 2012	June 30, 2012
Raw Materials	$321,320	$277,392
Work-In-Progress	283,654	289,748
Finished Goods	87,165	115,760
Total Inventories	$692,139	$682,900

	2012	2011
Raw material	$277,392	$271,608
Work-in-progress	289,748	312,097
Finished goods	115,760	82,580
	$682,900	$666,285

Property and Equipment
Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Significant Customers
	2012	2011
Customer A	34%	22%
Customer B	22	24
Customer C	3	17
All others	41	37
	100%	100%

Income (Loss) per Share

The following is the calculation of income (loss) per share for the three and six months ended December 31, 2012 and 2011:

	Three Months Ended December 31		Six Months Ended December 31
	2012	2011	2012	2011

Net Income (Loss) – Basic	$(906,484)	$(324,875)	$(1,264,578)	$1,673,566
Interest Expense on Senior Convertible Notes	-	-	-	27,708
Net Income (Loss) – Diluted	$(906,484)	$(324,875)	$(1,264,578)	$1,701,274

Basic Weighted Average Shares Outstanding	4,035,656	1,191,138	2,688,788	1,081,075
Potentially Dilutive Securities	-	-	-	79,280
Diluted Weighted Average Shares Outstanding	4,035,656	1,191,138	2,688,788	1,160,355

Income (Loss) Per Share
Basic	$(0.22)	$(0.27)	$(0.47)	$1.55
Diluted	$(0.22)	$(0.27)	$(0.47)	$1.47

	Year Ended June 30
	2012	2011

Net Income (Loss) – Basic	$960,972	$(1,052,613)
Interest Expense on Senior Convertible Notes	30,208	–
Net Income (Loss) – Diluted	$991,180	$(1,052,613)

Basic Weighted Average Shares Outstanding	1,163,775	994,777
Potentially Dilutive Securities	112,114	–
Diluted Weighted Average Shares Outstanding	1,275,889	994,777

Income (Loss) Per Share
Basic	$0.83	$(1.06)
Diluted	$0.78	$(1.06)

Warranty Costs
	2012	2011
Balance at beginning of period	$25,000	$25,000
Provision for warranty claims	1,321	2,658
Warranty claims incurred	(1,321)	(2,658)
Balance at end of period	$25,000	$25,000